Nature and Continuance of Operations	3 Months Ended
Mar. 31, 2021
Nature And Continuance Of Operations
Nature and Continuance of Operations
1.	NATURE AND CONTINUANCE OF OPERATIONS

North American Nickel Inc. (the “Company”) was incorporated on September 23, 1983, under the laws of the Province of British Columbia, Canada. The primary mailing office is located at 3400 – 100 King Street West, PO Box 130, Toronto, Ontario, M5X 1A4 and the records office of the Company is located at 666 Burrard Street, Suite 2500, Vancouver BC V6C 2X8. The Company’s common shares trade on the TSX Venture Exchange (“TSXV”) under the symbol “NAN”.

The Company’s principal business activity is the exploration and development of mineral properties in Greenland and Canada, as well as in Botswana through its participation in Premium Nickel Resources. The Company has not yet determined whether any of these properties contain ore reserves that are economically recoverable. The recoverability of carrying amounts shown for exploration and evaluation assets is dependent upon a number of factors including environmental risk, legal and political risk, the existence of economically recoverable mineral reserves, confirmation of the Company’s interests in the underlying mineral claims, the ability of the Company to obtain necessary financing to complete exploration and development, and to attain sufficient net cash flow from future profitable production or disposition proceeds.

These financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. The ability of the Company to continue operations as a going concern is ultimately dependent upon achieving profitable operations and its ability to raise additional capital. To date, the Company has not generated profitable operations from its resource activities and will need to invest additional funds in carrying out its planned exploration, development and operational activities. These uncertainties cast substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The exploration and evaluation properties in which the Company currently has an interest are in the exploration stage. As such, the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and cover administrative costs, the Company will use its existing working capital and raise additional amounts as needed. Although the Company has been successful in its past fundraising activities, there is no assurance as to the success of future fundraising efforts or as to the sufficiency of funds raised in the future. The Company will continue to assess new properties and seek to acquire interests in additional properties if there is sufficient geologic or economic potential and if adequate financial resources are available to do so.

The coronavirus COVID-19 declared as a global pandemic in March 2020 continued throughout the 2020 year and to date. This contagious disease outbreak, which continues to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. The Company is closely monitoring the impact of the pandemic on all aspects of its business but anticipates that COVID-19 may impact the Company’s ability to conduct fieldwork on projects.

The consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on May 25, 2021. The discussion in notes to the financial statements is stated in Canadian dollars except amounts in tables are expressed in thousands of Canadian dollars.